SCHEDULE OF INVESTMENTS

Science and Technology (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Media & Services – 17.1%
Alphabet, Inc., Class A(A)	11	$30,061
Alphabet, Inc., Class C(A)	9	24,489
Facebook, Inc., Class A(A)	104	35,241
Pinterest, Inc., Class A(A)	129	6,548
Snap, Inc., Class A(A)	99	7,312
Tencent Holdings Ltd.(B)	115	6,859
Vimeo, Inc.(A)	199	5,850

		116,360

Wireless Telecommunication Service – 0.9%
T-Mobile U.S., Inc.(A)	52	6,594

Total Communication Services - 18.0%		122,954

Consumer Discretionary
Auto Parts & Equipment – 0.8%
Luminar Technologies, Inc., Class A(A)(C)	356	5,561

Internet & Direct Marketing Retail – 8.1%
Amazon.com, Inc.(A)	15	48,707
MercadoLibre, Inc.(A)	4	6,682

		55,389

Total Consumer Discretionary - 8.9%		60,950

Health Care
Biotechnology – 5.5%
CRISPR Therapeutics AG(A)	59	6,612
Moderna, Inc.(A)	50	19,391
Vertex Pharmaceuticals, Inc.(A)	64	11,645

		37,648

Health Care Technology – 2.4%
Cerner Corp.	226	15,947

Total Health Care - 7.9%		53,595

Industrials
Industrial Machinery – 0.2%
Kornit Digital Ltd.(A)	8	1,200

Trucking – 2.3%
Uber Technologies, Inc.(A)	352	15,778

Total Industrials - 2.5%		16,978

Information Technology
Application Software – 6.8%
ACI Worldwide, Inc.(A)	448	13,771
Aspen Technology, Inc.(A)	93	11,417
Intuit, Inc.	25	13,668
Workday, Inc., Class A(A)	30	7,566

		46,422

Data Processing & Outsourced Services – 10.2%
Euronet Worldwide, Inc.(A)	117	14,863
MasterCard, Inc., Class A	63	21,934
PayPal, Inc.(A)	78	20,398
WNS (Holdings) Ltd. ADR(A)	154	12,579

		69,774

Electronic Components – 2.0%
Amphenol Corp., Class A	188	13,749

Semiconductor Equipment – 4.5%
ASML Holding N.V., NY Registry Shares	41	30,451

Semiconductors – 18.3%
Ambarella, Inc.(A)	36	5,661
Infineon Technologies AG(B)	487	19,904
Microchip Technology, Inc.	113	17,297
Micron Technology, Inc.	388	27,540
NVIDIA Corp.	69	14,249
ON Semiconductor Corp.(A)	247	11,290
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	115	12,891
Universal Display Corp.	94	16,106

		124,938

Systems Software – 12.9%
Microsoft Corp.	240	67,785
ServiceNow, Inc.(A)	33	20,264

		88,049

Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	238	33,659

Total Information Technology - 59.7%		407,042

Materials
Fertilizers & Agricultural Chemicals – 0.2%
Marrone Bio Innovations, Inc.(A)	1,094	985

Total Materials - 0.2%		985

TOTAL COMMON STOCKS – 97.2%		$662,504

(Cost: $363,669)

WARRANTS

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-15-21(D)(E)	32	5

TOTAL WARRANTS – 0.0%		$5

(Cost: $—)

CORPORATE DEBT SECURITIES	Principal

Materials
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., 8.000%, 12-31-22(D)	$288	296

Total Materials - 0.0%		296

TOTAL CORPORATE DEBT SECURITIES – 0.0%		$296

(Cost: $288)

SHORT-TERM SECURITIES	Shares
Money Market Funds (F) - 2.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	14,890	14,890

TOTAL SHORT-TERM SECURITIES – 2.2%		$14,890

(Cost: $14,890)

TOTAL INVESTMENT SECURITIES – 99.4%		$677,695

(Cost: $378,847)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		4,059

NET ASSETS – 100.0%		$681,754

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Listed on an exchange outside the United States.

(C) All or a portion of securities with an aggregate value of $2,676 are on loan.

(D) Restricted securities. At September 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Value
Marrone Bio Innovations, Inc., 8.000%, 12-31-22	8-20-15	$288	$288	$296

		Shares
Marrone Bio Innovations, Inc., expires 12-15-21	5-1-20	32	$–	$5

			$288	$301

The total value of these securities represented 0.0% of net assets at September 30, 2021.

(E)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$116,095	$6,859	$—
Consumer Discretionary	60,950	—	—
Health Care	53,595	—	—
Industrials	16,978	—	—
Information Technology	387,138	19,904	—
Materials	985	—	—
Total Common Stocks	$635,741	$26,763	$—
Warrants	—	5	—
Corporate Debt Securities	—	296	—
Short-Term Securities	14,890	—	—
Total	$650,631	$27,064	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$378,847

Gross unrealized appreciation	309,295
Gross unrealized depreciation	(10,447)

Net unrealized appreciation	$298,848